Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2030 Fund	Sep. 08, 2023
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.83%)
Past 5 years	4.04%
Since Inception	5.35%	[1]
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.46%)
Past 5 years	2.65%
Since Inception	4.18%	[1]
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.78%)
Past 5 years	2.90%
Since Inception	3.98%	[1]
Fidelity Freedom Index 2030 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.77%)
Since Inception	3.26%	[2]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.34%
F1905
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.14%
Since Inception	5.46%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.